Consolidated Balance Sheets - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Restatements [Abstract]
Cash and cash equivalents		$ 2,869,241	$ 1,759,786
Accounts receivable, net			92,040
Loan receivable, net			634,576
Security deposits - Current		8,040	8,662
Prepaid expenses and other current assets		143,265	415,725
Deferred offering cost			112,748
Total current assets		3,020,546	3,023,537
Security deposits - Non-current		137,281	138,890
Property and equipment, net		85,849	129,072
Notes receivable		62,226,244	153,050,301
Operating lease right-of-use asset		436,937	645,420
Total non-current assets		62,886,311	153,963,683
Total assets		65,906,857	156,987,220
Salary payable		335,597	308,068
Loan payable			241,750
Accrued liabilities and other payables		6,601,942	4,526,670
Operating lease liabilities - Current		383,153	373,860
Total current liabilities		7,320,692	5,450,348
Accrued liabilities - Non-current			83,700
Operating lease liabilities - Non-current		41,170	266,763
Convertible promissory notes		31,941,830	32,278,403
Total non-current liabilities		31,983,000	32,628,866
Total liabilities		39,303,692	38,079,214
Commitments and Contingencies
Common shares ($0.08 par value, 625,000,000 shares authorized; 25,186,864 and 24,893,130 shares issued and outstanding at December 31, 2024 and December 31, 2023) *	[1]	2,014,949	1,991,451
Shares to be issued			1,430,000
Additional paid-in capital		92,709,334	92,509,003
Accumulated profits (deficit)		(67,919,627)	23,248,653
Accumulated other comprehensive loss		(201,491)	(271,101)
Total shareholders’ equity		26,603,165	118,908,006
Total liabilities and shareholders’ equity		$ 65,906,857	$ 156,987,220

[1]	After giving effect to the reverse stock split effected on December 18, 2024. Also see Note 16.